Other items from operating activities - Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other non-current assets
Loans and advances	$ 2,458	$ 1,982	$ 1,877
Other non-current financial assets related to operational activities	287	332	471
Other	65	101	161
TOTAL	2,810	2,415	2,509
Gross value/Cost
Other non-current assets
Loans and advances	2,731	2,248	2,180
Other non-current financial assets related to operational activities	287	332	471
Other	65	101	161
TOTAL	3,083	2,681	2,812
Valuation allowance/Cumulative impairments
Other non-current assets
Loans and advances	(273)	(266)	(303)
TOTAL	$ (273)	$ (266)	$ (303)